Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated January 27, 2017
As Supplemented June 5, 2017
Janus Henderson Global Life Sciences Fund
Ticker:	JFNAX	Class A Shares	JFNSX	Class S Shares	JAGLX	Class T Shares
	JFNCX	Class C Shares	JFNIX	Class I Shares

INVESTMENT OBJECTIVE
Janus Henderson Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 83 of the Fund’s Prospectus and in the “Purchases” section on page 86 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.15%	0.20%	0.30%	0.14%	0.30%
Total Annual Fund Operating Expenses	1.04%	1.84%	1.19%	0.78%	0.94%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 675	$ 887	$ 1,116	$ 1,773
Class C Shares	$ 287	$ 579	$ 995	$ 2,159
Class S Shares	$ 121	$ 378	$ 654	$ 1,443
Class I Shares	$ 80	$ 249	$ 433	$ 966
Class T Shares	$ 96	$ 300	$ 520	$ 1,155

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 675	$ 887	$ 1,116	$ 1,773
Class C Shares	$ 187	$ 579	$ 995	$ 2,159
Class S Shares	$ 121	$ 378	$ 654	$ 1,443
Class I Shares	$ 80	$ 249	$ 433	$ 966
Class T Shares	$ 96	$ 300	$ 520	$ 1,155

1	Janus Henderson Global Life Sciences Fund

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. From time to time, the Fund may invest in shares of companies through initial public offerings.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) such as options and forward exchange contracts for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
2	Janus Investment Fund

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2016, the Fund did not hold investments in emerging markets.
Concentration Risk.  The Fund focuses its investments in “life sciences” related industry groups. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative changes, or technological advances. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
3	Janus Henderson Global Life Sciences Fund

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 3rd Quarter 2013 16.48%	Worst Quarter: 4th Quarter 2008 – 18.91%

4	Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/16)
	1 Year	5 Years	10 Years	Since Inception (12/31/98)
Class T Shares
Return Before Taxes	– 12.39%	19.94%	12.23%	10.71%
Return After Taxes on Distributions	– 12.62%	18.04%	11.32%	10.21%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 6.82%	16.01%	10.10%	9.25%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%
Class A Shares
Return Before Taxes(2)	– 17.51%	18.41%	11.46%	10.21%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%
Class C Shares
Return Before Taxes(3)	– 14.04%	18.89%	11.29%	9.75%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%
Class S Shares
Return Before Taxes	– 12.61%	19.65%	11.95%	10.41%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%
Class I Shares
Return Before Taxes	– 12.27%	20.10%	12.23%	10.71%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI World Health Care Index. The Fund also compares its performance to the S&P 500® Index. The indices are described below.
•	The MSCI World Health Care Index is a capitalization weighted index that measures the performance of health care stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do
5	Janus Henderson Global Life Sciences Fund

not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Andrew Acker, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2007. Ethan Lovell is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500
Certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$ 500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
6	Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated January 27, 2017
As Supplemented June 5, 2017
Janus Henderson Global Life Sciences Fund
Ticker:	JNGLX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVE
Janus Henderson Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.64%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 86	$ 268	$ 466	$ 1,037

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. From time to time, the Fund may invest in shares of companies through initial public offerings.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
1	Janus Henderson Global Life Sciences Fund

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) such as options and forward exchange contracts for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2016, the Fund did not hold investments in emerging markets.
Concentration Risk.  The Fund focuses its investments in “life sciences” related industry groups. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative changes, or technological advances. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected,
2	Janus Investment Fund

reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
3	Janus Henderson Global Life Sciences Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 3rd Quarter 2013 16.52%	Worst Quarter: 4th Quarter 2008 – 18.91%

Average Annual Total Returns (periods ended 12/31/16)
	1 Year	5 Years	10 Years	Since Inception (12/31/98)
Class D Shares
Return Before Taxes	– 12.32%	20.04%	12.30%	10.74%
Return After Taxes on Distributions	– 12.58%	18.12%	11.38%	10.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 6.76%	16.08%	10.15%	9.28%
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 6.81%	13.44%	7.41%	5.26%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	11.96%	14.66%	6.95%	5.37%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the MSCI World Health Care Index. The Fund also compares its performance to the S&P 500® Index. The indices are described below.
•	The MSCI World Health Care Index is a capitalization weighted index that measures the performance of health care stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
4	Janus Investment Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Andrew Acker, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2007. Ethan Lovell is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5	Janus Henderson Global Life Sciences Fund